UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549
						   FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2002

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Churchill Management Corporation
Address:	5900 Wilshire Blvd., Suite 600
		Los Angeles, CA  90036

Form 13F File Number:	28-05029

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Eileen Holmes
Title:	Senior Vice President
Phone:	323-937-7110

Signature, Place and Date of Signing:
Eileen Holmes					Los Angeles, CA		May 1, 2002
		[Signature]				[City, State]		[Date]

Report Type (Check only one.):

XX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		52

Form 13F Information Table Value Total:		$113,828 (X1000)


List of Other Included Managers:

NONE
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NAME OF ISSUER			TITLE OF		CUSIP		VALUE	         SHARES		INV.		OTHER		AUTH
					CLASS					X1000					DISC		MGR		SOLE

ABBOTT LABS COM                COM              002824100      265	   5039.00 SH       SOLE                  5039.00
ACCREDO HEALTH INC COM         COM              00437V104    13689	 239025.00 SH       SOLE                239025.00
ADAIR INTL OIL & GAS COM       COM              005408109        0	  20000.00 SH       SOLE                 20000.00
AMGEN INC COM                  COM              031162100      304 	   5096.00 SH       SOLE                  5096.00
AMN HEALTHCARE SRVCS COM       COM              001744101     1482	  55075.00 SH       SOLE                 55075.00
ANCHOR BANCORP WIS INC COM     COM              032839102     1371	  68425.00 SH       SOLE                 68425.00
ANHEUSER BUSCH COS INC COM     COM              035229103      348	   6665.00 SH       SOLE                  6665.00
ARROW FINL CORP COM            COM              042744102      876	  30425.00 SH       SOLE                 30425.00
BANKNORTH GRP INC NEW COM      COM              06646R107     4514	 171325.00 SH       SOLE                171325.00
BEST BUY                       COM              086516101     6239	  78770.00 SH       SOLE                 78770.00
BOK FINL CORP COM NEW          COM              05561Q201     1552	  45775.00 SH       SOLE                 45775.00
CAREMARK RX INC COM            COM              141705103     6379	 327125.00 SH       SOLE                327125.00
CHEESECAKE FACTORY INC COM     COM              163072101    10652	 288665.00 SH       SOLE                288665.00
CITIGROUP INC COM              COM              172967101      217	   4386.22 SH       SOLE                  4386.22
CITY NATL CORP COM             COM              178566105     4057	  77124.00 SH       SOLE                 77124.00
COBIZ INC COM                  COM              190897108      837	  52125.00 SH       SOLE                 52125.00
COINSTAR INC COM               COM              19259P300     4771	 141625.00 SH       SOLE                141625.00
COMERICA INC                   COM              200340107      212	   3392.00 SH       SOLE                  3392.00
COSTCO WHSL CORP NEW           COM              221607104      337	   8470.00 SH       SOLE                  8470.00
DELL COMPUTER CORP COM         COM              247025109      207	   7917.00 SH       SOLE                  7917.00
DIME CMNTY BANCSHARES COM      COM              253922108     2121	  68850.00 SH       SOLE                 68850.00
EPROMOS COM INC RESTRICTED     COM              8324197          0	  10000.00 SH       SOLE                 10000.00
EXXON MOBIL CORP COM           COM              30231G102      655	  14940.00 SH       SOLE                 14940.00
FEDERAL HOME LN MTG CP COM     COM              313400301      251	   3958.00 SH       SOLE                  3958.00
FEDERAL NATL MTG ASSN COM      COM              313586109      227	   2847.00 SH       SOLE                  2847.00
FIFTH THIRD BANCORP COM        COM              316773100     1952	  28931.00 SH       SOLE                 28931.00
GENERAL ELEC CO COM            COM              369604103      464	  12399.34 SH       SOLE                 12399.34
HARLAND JOHN H CO COM          COM              412693103     1187	  40825.00 SH       SOLE                 40825.00
HERLEY INDS INC DEL COM        COM              427398102     2209	 110475.00 SH       SOLE                110475.00
HOME DEPOT INC COM             COM              437076102      283	   5829.19 SH       SOLE                  5829.19
IDEC PHARMACEUTICAL CORP       COM              449370105     1874	  29145.00 SH       SOLE                 29145.00
ISHARES TR RUSSELL 2000        COM              464287655      473	   4725.00 SH       SOLE                  4725.00
ISHARES TR RUSSELL MCP VL      COM              464287473      987	  11825.00 SH       SOLE                 11825.00
JOHNSON & JOHNSON COM          COM              478160104      921	  14184.25 SH       SOLE                 14184.25
KOHLS CORP COM                 COM              500255104    13031	 183150.00 SH       SOLE                183150.00
MEDTRONIC INC COM              COM              585055106     4259	  94202.68 SH       SOLE                 94202.68
MICHAELS STORES INC COM        COM              594087108     3110	  82275.00 SH       SOLE                 82275.00
MICROSOFT CORP COM             COM              594918104      362	   6003.00 SH       SOLE                  6003.00
MIDCAP SPDR TR UNIT SER 1      COM              595635103      494	   5000.00 SH       SOLE                  5000.00
MONACO COACH CORP COM          COM              60886R103     2279	  93800.00 SH       SOLE                 93800.00
OCEANFIRST FINL CORP COM       COM              675234108      801	  26800.00 SH       SOLE                 26800.00
PEPSICO INC COM                COM              713448108      302	   5859.57 SH       SOLE                  5859.57
PFIZER INC COM                 COM              717081103    13707	 344910.91 SH       SOLE                344910.91
PHILLIPS PETROLEUM             COM              718507106      334	   5316.00 SH       SOLE                  5316.00
QUINTEK TECHNOLOGIES COM       COM              74876Q108       14	  30000.00 SH       SOLE                 30000.00
REGIONAL BK HOLDRS TR DEPOSITR COM              75902E100      467	   3850.00 SH       SOLE                  3850.00
SECTOR SPDR TR SBI CYCL TRANS  COM              81369Y407      985	  32775.00 SH       SOLE                 32775.00
STRUTHERS INC COM NEW          COM              863582201        0	  20000.00 SH       SOLE                 20000.00
SUNRISE TECH INTL INC COM      COM              86769L103        2	  15000.00 SH       SOLE                 15000.00
UMPQUA HLDGS CORP COM          COM              904214103      826	  55225.00 SH       SOLE                 55225.00
WAL MART STORES INC COM        COM              931142103      660	  10770.53 SH       SOLE                 10770.53
WYETH COM                      COM              983024100      281	   4282.00 SH       SOLE                  4282.00







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